Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2020
Stockholders' Equity Note [Abstract]
Schedule of outstanding common stock warrants
	Date		Strike	Total Warrants Outstanding and	Total Exercise Price	Weighted Average Exercise
	Issued	Expiration	Price	Exercisable	(in thousands)	Price
Common Stock Investor Warrants	Sep-16	Sep-21	$1.03	461,447	$475
Placement Agent Warrants - Common Stock	Jun-18	Jun-23	0.50	633,600	317
Placement Agent Warrants - Common Stock	Oct-18	Oct-23	0.70	52,500	37
				1,147,547	$829	$0.72